Net Income Attributable to Canon Inc. Shareholders per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Net Income Attributable to Canon Inc. Shareholders per Share
17.	Net Income Attributable to Canon Inc. Shareholders per Share

A reconciliation of the numerators and denominators of basic and diluted net income attributable to Canon Inc. shareholders per share computations is as follows:

	Years ended December 31
	2018	2017	2016
	(Millions of yen)
Net income attributable to Canon Inc.	252,755	241,923	150,650

	(Number of shares)
Average common shares outstanding	1,079,753,008	1,085,439,370	1,092,070,680
Effect of dilutive securities:
Stock options	49,319	—	—

Diluted common shares outstanding	1,079,802,327	1,085,439,370	1,092,070,680

	(Yen)
Net income attributable to Canon Inc. shareholders per share:
Basic	234.09	222.88	137.95
Diluted	234.08	222.88	137.95

The computation of diluted net income attributable to Canon Inc. shareholders per share for the years ended December 31, 2017 and 2016 excludes outstanding stock options because the effect would be anti-dilutive.